LEASES (Tables)	12 Months Ended
Jun. 30, 2020
LEASES
Reconciliation of right of use leased assets and lease liability from beginning of year to end of year

Right-of-use leased asset	06/30/2020
Cost
Book value at the beginning of the year	—
Additions for initial application of IFRS 16	1,523,177
Additions of the year	846,149
Book value at the end of the year	2,369,326

Depreciation
Book value at the beginning of the year	—
Additions for initial application of IFRS 16	759,045
Exchange differences	(71,134)
Depreciation of the year	566,818
Accumulated depreciation at the end of the year	1,254,729
Total	1,114,597

Lease liability	06/30/2020
Book value at the beginning of the year	—
Additions for initial application of IFRS 16	1,523,177
Additions of the year	702,826
Interest expenses, exchange differences and inflation effects	(551,232)
Payments of the year	(564,959)
Total	1,109,812

Lease Liabilities	06/30/2020
Non-current	444,714
Current	665,098
Total	1,109,812

Reconciliation to the opening balance for the lease liabilities

Lease liabilities	06/30/2020
Operating lease commitments as at June 30,2019	782,791
Discounted using the lessee´s incremental borrowing rate of at the date of initial application	674,360
Add: finance lease liabilities recognized as at June 30,2019	848,817
Lease liabilities recognized as at 1 July 2019	1,523,177

Lease Liabilities
Non-current	664,980
Current	858,197
Total	1,523,177

Schedule of right-of-use leased assets

06/30/2020
Machinery and equipment	598,561
Vehicles	264,069
Equipment and computer software	407,546
Land and buildings	1,099,150
2,369,326